Revenue from contract with customers - Schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 94,271	$ 95,847	$ 282,681	$ 264,152
Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,835	79,618	231,079	219,237
iGaming Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,436	16,229	51,602	44,915
Third-Party Platforms | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,238	63,020	111,993	182,983
Direct-to-Consumers | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,597	16,598	119,086	36,254
Over time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,712	78,670	230,666	218,140
At a point in time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	123	948	413	1,097
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,024	60,996	172,954	182,507
U.S. | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,024	60,996	172,954	182,507
International | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 19,811	$ 18,622	$ 58,125	$ 36,730